Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 92.2%
Alabama - 0.8%
Alabama Special Care Facilities Financing Authority, Revenue Bonds,
5.00%, 11/15/2046	$ 3,875,000	$ 4,662,284
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	2,010,000	2,536,298
Bibb County Board of Education, Special Tax
Series B, BAM,
4.00%, 04/01/2045 - 04/01/2050	1,500,000	1,744,846
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,134,638
Dekalb-Jackson Cooperative District, Revenue Bonds
AGM,
4.05%, 01/01/2050	140,000	150,006
5.00%, 01/01/2056	750,000	841,170
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	78,397
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	230,000	260,220
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,850,000	3,019,717
Phenix City Board of Education, Special Tax,
BAM,
4.00%, 08/01/2044	3,925,000	4,680,523

		19,108,099

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
2.50%, 12/01/2034	2,640,000	2,801,331
Series D,
5.00%, 12/01/2025	935,000	1,092,931
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	77,360

		3,971,622

Arizona - 1.6%
Arizona Health Facilities Authority, Revenue Bonds,
Series B2, AGM,
5.00%, 03/01/2041	35,000	35,137
Arizona Industrial Development Authority, Revenue Bonds
4.00%, 02/01/2050	3,500,000	4,099,935
Series A,
4.00%, 09/01/2046 - 10/01/2049	3,705,000	4,170,848
5.00%, 03/01/2037	830,000	1,002,017
Series A, BAM,
5.00%, 06/01/2054 - 06/01/2058	8,030,000	9,595,660

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	$ 3,998,082	$ 4,095,670
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	39,498
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	161,405
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	265,575
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,105,000	1,208,715
Industrial Development Authority of the City of Phoenix, Revenue Bonds
3.88%, 07/01/2021 (A)	50,000	50,454
5.00%, 07/01/2036	1,440,000	1,617,595
Series A,
5.00%, 07/01/2043	110,000	133,286
Industrial Development Authority of the County of Pima, Revenue Bonds
5.00%, 07/01/2056 (A)	1,310,000	1,349,641
Series R,
2.88%, 07/01/2021	20,000	20,000
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	510,000	532,644
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,745,000	1,929,745
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	151,683
Maricopa County Industrial Development Authority, Revenue Bonds
4.00%, 07/01/2049 - 07/01/2054	3,000,000	3,373,010
Series A,
5.00%, 01/01/2034 - 07/01/2054	1,650,000	1,951,552
Maricopa County Pollution Control Corp., Revenue Bonds,
Series B,
3.60%, 04/01/2040	1,740,000	1,940,813
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	44,439
Pinal County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2021	500,000	509,595
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	575,000	732,343

		39,011,260

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.5%
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	$ 10,545,000	$ 10,942,362
University of Central Arkansas, Revenue Bonds
Series D, AGM,
3.00%, 09/01/2026 - 09/01/2029	1,765,000	1,972,899

		12,915,261

California - 11.6%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,200,000	4,046,256
Adelanto School District, Special Tax
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	641,328
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,415,000	2,740,259
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,556,040
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	65,276
4.00%, 10/01/2027	185,000	219,447
Beaumont Public Improvement Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	8,695,000	10,399,505
Borrego Springs Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2044	1,105,000	1,265,744
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	226,902
California County Tobacco Securitization Agency, Revenue Bonds,
Series B,
1.75%, 06/01/2030	500,000	503,100
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	75,000	93,218
California Municipal Finance Authority, Revenue Bonds
4.00%, 10/01/2050	4,450,000	5,198,935
4.38%, 07/01/2025 (A)	640,000	681,286
5.00%, 07/01/2034 - 01/01/2049	16,400,000	20,065,512
BAM-TCRS,
5.00%, 05/15/2039 - 05/15/2052	6,810,000	8,317,397
Series A,
4.00%, 10/01/2034 - 10/01/2044	4,715,000	5,252,485
4.50%, 06/01/2028 (A)	200,000	218,378
5.00%, 10/01/2044	1,000,000	1,173,320

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Public Finance Authority, Revenue Bonds,
4.25%, 06/15/2029 (A)	$ 790,000	$ 814,782
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	350,000	387,562
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 08/01/2034 - 08/01/2038	3,020,000	3,673,181
AGM,
5.00%, 10/01/2026	400,000	461,428
Series A,
3.00%, 11/01/2022 (A)	895,000	909,266
3.50%, 11/01/2027 (A)	2,630,000	2,815,336
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	919,478
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,152,129
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,757,500
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,280,000	2,760,943
Cascade Union Elementary School District, General Obligation Unlimited
Series B, MAC,
4.00%, 08/01/2034 - 08/01/2039	445,000	520,046
Chaffey Joint Union High School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2037	1,000,000	541,840
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	779,350
City of Azusa, Special Tax
AGM,
5.00%, 09/01/2044 - 09/01/2049	2,500,000	3,022,125
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	394,190
City of Fontana, Special Tax
4.00%, 09/01/2045 - 09/01/2050	600,000	659,480
City of Lathrop, Special Assessment
4.00%, 09/02/2021 - 09/02/2022	265,000	274,287
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	7,400,000	9,028,148
City of Los Angeles Department of Airports, Revenue Bonds
Series B,
5.00%, 05/15/2048 (C)	6,200,000	8,221,944
Series C,
5.00%, 05/15/2038	4,700,000	5,453,927
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	3,135,000	3,626,474
City of Riverside Electric Revenue, Revenue Bonds,
0.03% (D), 10/01/2035	500,000	500,000
City of Sacramento, Special Tax
Series 02,
5.00%, 09/01/2044 - 09/01/2049	2,585,000	2,991,677

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	$ 75,000	$ 88,371
City of Susanville Natural Gas Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2045	3,320,000	3,784,236
City of Tulare Water Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	700,000	789,257
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	81,101
Series A, AGM,
4.00%, 09/01/2032	110,000	125,523
5.00%, 09/01/2029 - 09/01/2030	600,000	726,688
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	62,890
5.00%, 02/01/2029	105,000	127,800
Compton Unified School District, General Obligation Unlimited
Series B, BAM,
Zero Coupon, 06/01/2034	930,000	674,482
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,609,475
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	290,893
5.00%, 09/01/2021 - 09/01/2024	1,770,000	1,974,761
County of Los Angeles, Revenue Bonds,
Series A,
4.00%, 06/30/2021	1,250,000	1,270,225
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	105,069
County of Santa Cruz, Certificate of Participation,
4.00%, 08/01/2033	75,000	85,403
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	66,724
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,400,000	5,781,726
3.25%, 12/01/2036	5,300,000	5,657,856
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	140,000	164,016
Durham Unified School District, General Obligation Unlimited
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	814,262
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,755,294

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Etiwanda School District, Special Tax
Series 2,
3.00%, 09/01/2021 - 09/01/2022	$ 185,000	$ 189,076
3.50%, 09/01/2023	75,000	78,337
Eureka City Schools, General Obligation Unlimited,
BAM,
4.00%, 08/01/2038	85,000	102,128
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,259,950
Folsom Cordova Unified School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 10/01/2044	44,890,000	50,575,767
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	410,000	450,676
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,172,150
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	16,195,000	17,153,967
5.25%, 06/01/2047	3,580,000	3,738,451
Series A-2,
5.00%, 06/01/2047	14,000,000	14,572,740
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	190,000	218,872
Heber Elementary School District, General Obligation Unlimited
Series A, MAC,
4.00%, 08/01/2035 - 08/01/2038	360,000	409,977
Jurupa Community Services District, Special Tax
Series A,
4.00%, 09/01/2045 - 09/01/2050 (C)	665,000	737,798
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	740,000	885,521
Lynwood Unified School District, General Obligation Unlimited
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,811,209
McFarland Unified School District, General Obligation Unlimited
Series A, BAM,
4.00%, 11/01/2040 - 11/01/2045	750,000	864,805
Menifee Union School District Public Financing Authority, Special Tax
Series A,
5.00%, 09/01/2023	425,000	467,955
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,425,240
Monterey Peninsula Community College District, General Obligation Unlimited,
Zero Coupon, 08/01/2032	120,000	90,688
Mountain House Public Financing Authority, Revenue Bonds
Series A, BAM,
4.00%, 12/01/2036 - 12/01/2038	610,000	738,223

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Mountain View School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 08/01/2049	$ 1,000,000	$ 1,149,300
Newport Mesa Unified School District, General Obligation Unlimited,
Zero Coupon, 08/01/2046	1,000,000	166,030
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	112,725
Palomar Health, Revenue Bonds,
AGM,
5.00%, 11/01/2047	5,000,000	5,935,800
Pollock Pines Elementary School District, General Obligation Unlimited,
MAC,
4.00%, 08/01/2049	1,565,000	1,771,377
Redondo Beach Unified School District, General Obligation Unlimited,
Series E,
5.50%, 08/01/2034	1,000,000	1,027,140
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,505,000	1,854,098
River Island Public Financing Authority Revenue, Revenue Bonds
AGM,
4.00%, 09/01/2045 - 09/01/2050	2,400,000	2,818,016
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,244,733
5.00%, 08/01/2044	1,720,000	2,080,546
Roseland School District, General Obligation Unlimited,
Series C, MAC,
5.00%, 08/01/2046	260,000	318,828
San Bernardino County Redevelopment Project, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2026	330,000	392,811
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	426,492
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,138,779
San Leandro Unified School District, General Obligation Unlimited,
AGC,
Zero Coupon, 08/01/2039 (E)	305,000	302,176
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	82,988
Santa Clarita Redevelopment Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	487,435
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	289,024

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	$ 110,000	$ 111,525
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,527,408
Successor Agency to the Pittsburg Community Development Project, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	456,191
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	50,000	53,645
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	121,372
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	1,000,000	1,141,380
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	15,000	15,025
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	820,005
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	119,489
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,779,737
West Kern Community College District, Certificate of Participation
AGM,
4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,581,447
Whittier Union High School District, General Obligation Unlimited,
Zero Coupon, 08/01/2026	650,000	625,378

		284,259,963

Colorado - 2.1%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	443,250
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (B)	397,000	421,971
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	555,151

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	$ 460,000	$ 582,862
Castle Oaks Metropolitan District No. 3, General Obligation Limited
AGM,
4.00%, 12/01/2040 - 12/01/2050	2,470,000	2,935,043
City of Arvada, Certificate of Participation
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,236,706
City of Colorado Springs Utilities System Revenue, Revenue Bonds,
0.04% (D), 11/01/2035	1,280,000	1,280,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 08/01/2024 - 08/01/2026	365,000	418,061
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,895,249
Series A,
5.00%, 06/01/2036	540,000	631,692
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 09/01/2050	2,800,000	3,199,980
Series A,
4.00%, 08/01/2049	2,000,000	2,273,060
4.25%, 11/01/2024	835,000	812,948
5.00%, 12/01/2033	100,000	112,003
Series B,
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,059,419
Colorado Housing & Finance Authority, Revenue Bonds
0.05% (D), 11/01/2021	1,000,000	1,000,000
GNMA,
3.38%, 11/01/2033	565,000	608,081
Crystal Valley Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2035	1,000,000	1,226,140
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	750,000	848,925
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,300,000	1,525,225
Flying Horse Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2050	875,000	1,046,631
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2030	1,365,000	1,622,474
Meridian Metropolitan District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2042	15,000	18,305
North Park Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	1,000,000	1,075,580
Northglenn Urban Renewal Authority, Tax Allocation
4.00%, 12/01/2024 - 12/01/2038	2,705,000	3,030,244

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	$ 1,205,000	$ 1,402,975
Series A, AGM,
4.00%, 12/01/2046	6,530,000	7,785,915
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,404,745
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,734,175
Silver Peaks Metropolitan District No. 2, General Obligation Limited
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,846,447
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	435,000	493,586
State of Colorado, Revenue Bonds,
4.00%, 06/25/2021	900,000	914,184
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
3.25%, 12/15/2050	1,880,000	2,021,545
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	638,388

		50,100,960

Connecticut - 1.5%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,470,559
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	21,006
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	550,499
Series A, BAM,
4.00%, 12/01/2027	515,000	612,742
5.00%, 12/01/2022 - 12/01/2026	11,430,000	13,670,287
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	805,239
Series B, AGM,
5.00%, 10/01/2032	100,000	115,640
Series C, AGM,
5.00%, 07/15/2023	900,000	1,004,976
Series C, BAM,
5.00%, 08/15/2021	320,000	328,157
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	1,855,000	2,246,694
Series A, BAM-TCRS,
5.00%, 08/01/2037	435,000	526,311
Series B, BAM,
5.00%, 08/15/2025	40,000	47,685
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	423,025
Series A-1,
3.10%, 05/15/2028	2,015,000	2,232,821

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Connecticut Housing Finance Authority, Revenue Bonds (continued)
Series B-1,
2.40%, 11/15/2026	$ 90,000	$ 96,581
Series B-3,
2.40%, 05/15/2026	55,000	59,181
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A, AGM-CR,
2.13%, 07/01/2031	7,990,000	8,164,502
Series B-2,
2.75%, 01/01/2026 (A)	650,000	657,572
Series J,
5.00%, 07/01/2034 - 07/01/2042	1,260,000	1,316,200
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	26,710
State of Connecticut, Special Tax, Revenue Bonds,
Series A,
5.00%, 08/01/2022	15,000	16,088
Town of Hamden, General Obligation Unlimited
BAM,
6.00%, 08/15/2033	1,190,000	1,572,823
Series A, BAM,
5.00%, 08/01/2027	535,000	672,056
Town of Sprague, General Obligation Unlimited
BAM,
4.00%, 09/01/2040 - 09/01/2045	375,000	434,305

		37,071,659

Delaware - 0.2%
Delaware Municipal Electric Corp., Revenue Bonds
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2044	2,325,000	2,922,961
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2049	900,000	1,036,503

		3,959,464

District of Columbia - 0.5%
District of Columbia, Revenue Bonds
4.00%, 07/01/2049	1,000,000	1,108,690
Series A,
4.13%, 07/01/2027	1,000,000	1,018,030
5.00%, 07/01/2032	1,500,000	1,571,955
Series C,
4.00%, 12/01/2021	25,000	25,813
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,510,000	1,753,201
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	27,018
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
5.00%, 10/01/2053	530,000	551,237
AGC,
Zero Coupon, 10/01/2036	2,500,000	1,804,100
Series B, AGM,
4.00%, 10/01/2053	1,375,000	1,553,929

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds (continued)
Series B, AGM-CR,
6.50%, 10/01/2044 (E)	$ 1,065,000	$ 1,421,967
Series C, AGC,
6.50%, 10/01/2041 (E)	285,000	360,972

		11,196,912

Florida - 3.5%
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	25,000	27,821
Cape Coral Health Facilities Authority, Revenue Bonds,
4.25%, 07/01/2021 (A)	435,000	437,310
Capital Trust Agency, Inc., Revenue Bonds
3.50%, 07/01/2021 - 07/01/2022 (A)	1,240,000	1,243,215
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	85,000	87,104
2.75%, 09/01/2025 - 09/01/2026	540,000	596,621
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2033	310,000	353,679
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,231,900
Series C,
5.00%, 10/01/2031	100,000	107,443
City of Miami Parking System Revenue, Revenue Bonds
BAM,
5.00%, 10/01/2027 - 10/01/2029	1,215,000	1,574,482
City of Orlando Tourist Development Tax Revenue, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,230,000	5,350,113
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,413,933
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	59,371
City of Tampa, Revenue Bonds
4.00%, 07/01/2045	2,000,000	2,326,320
5.00%, 07/01/2050	2,500,000	3,139,500
Series A,
5.00%, 11/15/2025	70,000	74,166
County of Lake, Revenue Bonds
5.00%, 01/15/2029 - 01/15/2049 (A)	1,750,000	1,909,921
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88%, 10/01/2034 (E)	345,000	504,311
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B,
5.00%, 10/01/2044	1,000,000	1,282,580
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	11,260,300
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	58,766
Florida Development Finance Corp., Revenue Bonds
Series A,
5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,325,580

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	$ 1,050,000	$ 1,216,908
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	75,000	77,257
2.25%, 07/01/2023	65,000	67,443
2.30%, 01/01/2024	165,000	172,168
2.35%, 07/01/2024	270,000	284,018
2.45%, 01/01/2025	225,000	238,635
2.50%, 07/01/2025	265,000	283,465
2.65%, 01/01/2026	270,000	292,637
2.70%, 07/01/2026	135,000	147,409
2.75%, 01/01/2027	270,000	296,044
2.80%, 07/01/2027	265,000	290,427
2.85%, 01/01/2028	90,000	98,862
2.90%, 07/01/2028	210,000	230,633
3.75%, 07/01/2035	1,550,000	1,660,887
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	1,250,000	1,455,512
Herons Glen Recreation District, Special Assessment
BAM,
3.00%, 05/01/2034 - 05/01/2035	495,000	530,003
4.00%, 05/01/2050	1,000,000	1,125,640
Lee County Industrial Development Authority, Revenue Bonds
5.00%, 11/15/2039 - 11/15/2044	3,500,000	3,998,275
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	51,629
Martin County Health Facilities Authority, Revenue Bonds,
AGM-CR,
5.50%, 11/15/2042	15,000	15,632
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (A)	1,875,000	1,944,037
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, 10/01/2042	100,000	105,750
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	649,986
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	105,000	121,212
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,871,531
Series B,
5.00%, 10/01/2044	300,000	353,979
Orange County Housing Finance Authority, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.15%, 09/01/2032	310,000	333,575
St. Johns County Industrial Development Authority, Revenue Bonds
4.00%, 08/01/2055	6,625,000	7,166,395
Series A,
Fixed until 08/01/2024, 4.13% (D), 08/01/2047	1,000,000	1,067,680

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
State of Florida Department of Transportation, Revenue Bonds,
5.00%, 07/01/2021	$ 3,720,000	$ 3,795,553
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	275,000	296,714
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	290,000	296,134
3.25%, 05/01/2026	2,430,000	2,545,984
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	625,000	755,172
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	220,000	257,374

		85,458,996

Georgia - 1.6%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	5,720,000	7,088,796
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,021,830
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	7,110,000	9,010,361
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,440,000	1,749,830
Fulton Country Development Authority Hospital Revenue, Revenue Bonds,
4.00%, 04/01/2050	2,000,000	2,324,300
Fulton County Development Authority, Revenue Bonds,
4.00%, 07/01/2049	6,460,000	7,517,890
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	734,781
3.25%, 12/01/2037	1,320,000	1,406,315
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	626,624
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	5,000,000	7,763,500

		39,244,227

Guam - 0.0% (F)
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2023 - 07/01/2031	335,000	390,681
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	120,000	125,885
Series A, AGM,
5.00%, 10/01/2026	215,000	231,635

		748,201

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho - 0.2%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	$ 4,500,000	$ 4,670,325
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	53,215
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026	255,000	273,551
4.63%, 07/01/2029 (A)	185,000	202,026
Series A-1, Class I,
2.75%, 07/01/2031	180,000	182,014

		5,381,131

Illinois - 14.8%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	320,901
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,652,983
5.00%, 02/01/2029	1,345,000	1,607,719
Berwyn Municipal Securitization Corp., Revenue Bonds,
AGM,
5.00%, 01/01/2035	8,230,000	10,298,528
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited,
AGM,
Zero Coupon, 01/01/2023	1,490,000	1,471,718
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,636,497
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,451,951
Channahon Park District, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/15/2038	50,000	59,039
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	426,789
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	155,834
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	24,581
Chicago O’Hare International Airport, Revenue Bonds
Series B, AGM,
4.00%, 01/01/2053	310,000	357,997
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	26,848
Chicago Park District, General Obligation Limited,
BAM-TCRS,
5.75%, 01/01/2038	325,000	362,927

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds,
AGM-CR,
5.00%, 12/01/2051	$ 35,000	$ 40,870
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,308,777
Series A, BAM,
4.00%, 03/01/2022	955,000	989,074
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	2,750,000	3,317,050
Series C,
5.00%, 01/01/2026 - 01/01/2027	2,950,000	3,454,454
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
5.00%, 01/01/2022 - 01/01/2024	700,000	725,267
Series A, AGM,
5.25%, 01/01/2042	675,000	828,562
City of Chicago Waterworks Revenue, Revenue Bonds
4.00%, 11/01/2023	500,000	526,490
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,675,240
AGM-CR,
5.00%, 11/01/2027	165,000	177,822
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,441,489
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,430,812
City of East Moline, General Obligation Unlimited
Series A, AGM,
4.00%, 01/15/2035 - 01/15/2037	1,885,000	2,289,236
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	620,941
City of Monmouth, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	35,289
Series B, BAM,
3.00%, 12/01/2023	130,000	139,286
City of North Chicago, General Obligation Unlimited,
Series B, AGM,
4.00%, 11/01/2023	40,000	43,591
City of Peoria, General Obligation Unlimited
Series B, BAM-TCRS,
5.00%, 01/01/2026 - 01/01/2027	2,370,000	2,835,191
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	151,768
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,721,549
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	2,000,523

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	$ 3,955,000	$ 4,067,965
Cook & Will Counties Community College District No. 515, General Obligation Limited
5.00%, 12/01/2024	70,000	80,749
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	899,496
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	680,000	760,607
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,519,046
BAM-TCRS,
5.25%, 12/01/2027	2,050,000	2,306,947
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,656,117
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	443,042
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,930,567
Cook County School District No. 111, General Obligation Unlimited
AGM,
4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,382,465
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,074,413
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2022 - 11/01/2025	920,000	886,109
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	332,436
Cook County School District No. 160, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	285,000	335,751
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	72,948
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	101,976
Cook County School District No. 94, General Obligation Unlimited
BAM,
4.00%, 12/01/2037 - 12/01/2040	1,905,000	2,155,691

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Township High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2024	$ 270,000	$ 259,791
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	787,213
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,736,565
Cook County Township High School District No. 220, General Obligation Unlimited
BAM,
5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,634,950
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,623,585
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	50,000	53,529
County of Union, General Obligation Unlimited,
AGM,
4.25%, 09/01/2042	1,665,000	1,962,769
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,060,000	2,124,602
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	785,000	892,152
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,050,000	2,149,138
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	179,414
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	749,533
5.00%, 07/01/2021 - 08/01/2031	7,040,000	8,321,922
AGM,
4.00%, 12/01/2023	140,000	152,772
5.00%, 12/01/2036	1,900,000	2,255,604
Series A,
4.00%, 11/01/2023	405,000	423,217
5.00%, 07/01/2021 – 11/01/2025	1,750,000	1,797,998
Series C,
5.00%, 08/15/2021	30,000	30,724
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,461,288	1,537,655
Series A-1,
3.00%, 02/01/2022	340,000	348,272
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2029 (C)	1,980,000	2,576,297

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 01/01/2037	$ 140,000	$ 166,625
Series D,
5.00%, 01/01/2024	45,000	51,119
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,300,000	1,282,138
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	3,975,000	4,794,486
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	278,912
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	292,841
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	147,283
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,747,850
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	104,257
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,477,385
Series B,
3.50%, 01/01/2027	160,000	171,731
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	2,053,916
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited,
5.00%, 01/01/2022	50,000	52,167
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	110,368
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,562,100
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,162,417

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	$ 1,195,000	$ 1,286,645
4.00%, 12/01/2025	1,360,000	1,578,470
Macon County School District No. 61, General Obligation Unlimited,
AGM,
4.00%, 01/01/2040 – 01/01/2045	4,530,000	5,078,945
5.00%, 12/01/2040 (C)	550,000	676,516
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,753,623
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
BAM,
5.00%, 12/01/2030	3,270,000	4,132,364
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,862,826
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	108,543
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	4,212,003
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,651,659
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	540,000	525,609
McHenry County Community Unit School District No. 12, General Obligation Unlimited
BAM,
5.00%, 01/01/2035	2,625,000	3,029,040
Series A, AGM,
5.00%, 01/01/2023	70,000	75,545
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	130,361
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,403,401
Metropolitan Pier & Exposition Authority, Revenue Bonds
BAM-TCRS,
5.00%, 06/15/2052	315,000	354,280
NATL,
5.70%, 06/15/2023 (E)	165,000	179,751
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	92,442
Series B,
5.00%, 12/15/2028	145,000	152,868
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2021 - 07/01/2023	1,505,000	1,524,743
4.00%, 07/01/2025	565,000	614,432

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
4.00%, 07/01/2021 - 07/01/2022	$ 1,015,000	$ 1,054,078
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	120,013
Northern Illinois University, Revenue Bonds
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,190,000	4,796,641
5.00%, 04/01/2027	355,000	436,313
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	623,957
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,162,827
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	625,000	683,098
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2021	50,000	50,810
5.38%, 06/01/2021	85,000	86,412
6.00%, 06/01/2028	75,000	76,470
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	78,926
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	178,180
4.00%, 12/01/2023	285,000	310,582
5.00%, 12/01/2024 - 12/01/2041	1,745,000	2,119,161
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	162,720
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	16,286,630
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,461,486
5.00%, 12/01/2036	345,000	431,202
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	485,139
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	400,384
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	438,223

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	$ 1,000,000	$ 1,199,840
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	450,000	445,441
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,764,857
St. Clair County School District No. 119, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2038	500,000	586,140
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 11/01/2035	8,180,000	9,512,060
5.25%, 07/01/2030	1,020,000	1,107,047
5.50%, 07/01/2025 - 05/01/2039	6,135,000	7,638,227
5.75%, 05/01/2045	1,645,000	2,073,522
BAM-TCRS,
4.00%, 06/01/2041	18,625,000	20,048,881
Series A,
4.00%, 01/01/2030	225,000	229,498
5.00%, 04/01/2024	3,350,000	3,634,080
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,512,288
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	340,000	340,731
University of Illinois, Revenue Bonds
Series A, AGM,
4.00%, 04/01/2043	5,795,000	6,600,157
Series A, AMBAC,
5.50%, 04/01/2022	75,000	79,165
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,598,445
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	107,048
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2027	235,000	273,331
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,075,460
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2021 - 12/01/2022	305,000	315,057
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,540,000	2,832,737
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,550,712
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	8,111,596

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	$ 300,000	$ 300,711
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	271,768
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	727,792
Village of Lombard, General Obligation Unlimited
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,861,217
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,488,701
5.00%, 12/01/2032	125,000	134,393
Series C, BAM,
4.00%, 12/01/2022 - 12/01/2023	550,000	584,641
Village of Matteson, Revenue Bonds
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,380,328
Village of Montgomery, Special Assessment
BAM,
2.85%, 03/01/2024	182,000	192,623
3.00%, 03/01/2025	135,000	146,069
3.10%, 03/01/2026	253,000	279,325
3.30%, 03/01/2028	194,000	216,591
3.40%, 03/01/2029	706,000	788,313
3.45%, 03/01/2030	133,000	147,847
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	102,170
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	852,307
Village of Rosemont, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2049	28,220,000	32,294,404
5.00%, 12/01/2042	11,335,000	14,190,286
Village of Stone Park, General Obligation Unlimited
Series B, BAM,
4.00%, 02/01/2035 - 02/01/2036	310,000	344,597
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	77,243
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	349,484
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2021 - 06/01/2033	4,915,000	5,037,658
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,086,725
5.00%, 10/01/2024	3,330,000	3,751,911

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2021 - 04/01/2024	$ 2,030,000	$ 2,174,283
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,705,427
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,303,588
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	610,000	592,993
Series B, AGM,
5.00%, 01/01/2026	550,000	668,442
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,105,000	9,204,200
Will Grundy Etc. County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	224,498

		361,651,388

Indiana - 1.8%
Bloomington Redevelopment District, Tax Allocation
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	2,315,000	2,842,123
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	163,302
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,295,000	6,896,928
Series D,
Fixed until 06/01/2021, 2.05% (D), 04/01/2025	645,000	647,580
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,889,972
5.00%, 02/01/2026	700,000	851,228
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	151,420
Hammond Multi-School Building Corp., Revenue Bonds,
4.00%, 07/15/2021	380,000	386,110
Indiana Finance Authority, Revenue Bonds
3.00%, 11/01/2030	4,125,000	4,453,886
3.50%, 10/01/2025	960,000	1,044,662
4.00%, 02/01/2021	405,000	405,000
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,538,814
Series C,
3.00%, 11/01/2030	3,825,000	4,129,967
Indiana Finance Authority, Educational Facilities Revenue, Revenue Bonds,
4.00%, 02/01/2040	25,000	28,063

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	$ 1,725,000	$ 2,065,291
Indiana Housing & Community Development Authority, Revenue Bonds,
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	210,000	222,770
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	57,977
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	860,092
Merrillville Building Corp., Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,157,346
Merrillville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	3,335,000	3,857,089
Purdue University, Revenue Bonds,
Series A,
0.03% (D), 07/01/2029	685,000	685,000
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,551,511

		44,886,131

Iowa - 0.0% (F)
City of West Des Moines, General Obligation Unlimited,
Series A,
3.00%, 06/01/2021	625,000	630,819

Kansas - 0.2%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	80,870
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	323,625
Kansas Development Finance Authority, Revenue Bonds,
Series C, BAM,
4.00%, 05/01/2022	90,000	93,785
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	990,000	1,105,273
Montgomery County Unified School District No. 446, General Obligation Unlimited,
BAM,
5.00%, 09/01/2028	310,000	388,191
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	265,946
University of Kansas Hospital Authority, Revenue Bonds,
Series A,
5.00%, 03/01/2047	2,750,000	3,299,615

		5,557,305

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 3.2%
Bullitt County School District Finance Corp., Revenue Bonds,
3.10%, 09/01/2026	$ 65,000	$ 70,330
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	834,166
County of Hardin, Revenue Bonds
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	119,227
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	585,000	708,271
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	125,000	141,736
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	155,478
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	21,780,000	27,784,964
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	1,230,000	1,263,468
AGM,
5.00%, 12/01/2045 - 12/01/2047	6,705,000	7,869,444
Kentucky Municipal Power Agency, Revenue Bonds
NATL,
5.00%, 09/01/2032	1,000,000	1,198,840
Series A,
Fixed until 03/01/2026, 3.45% (D), 09/01/2042	2,500,000	2,671,125
Series A, NATL,
5.00%, 09/01/2023	115,000	127,871
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,915,670
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	45,000	45,836
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	16,290,000	18,796,944
Louisville / Jefferson County Metropolitan Government, Revenue Bonds
Series A,
4.00%, 10/01/2039 - 10/01/2040	850,000	994,318
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	155,000	165,703
4.00%, 04/01/2030 - 04/01/2032	435,000	476,453
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	56,827
2.38%, 02/01/2025	240,000	257,251

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Nicholas County School District Finance Corp., Revenue Bonds (continued)
2.50%, 02/01/2027	$ 305,000	$ 327,826
3.00%, 02/01/2028 - 02/01/2032	365,000	396,401
Northern Kentucky University, Revenue Bonds
Series A,
4.00%, 09/01/2025	900,000	1,030,941
Series A, AGM,
4.00%, 09/01/2030	1,130,000	1,278,663
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,802,554
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	949,503
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,238,851

		78,678,661

Louisiana - 2.9%
Jefferson Sales Tax District, Revenue Bonds
Series B, AGM,
4.00%, 12/01/2039	2,685,000	3,174,126
5.00%, 12/01/2032	35,000	43,299
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,795,000	16,911,363
BAM,
5.00%, 10/01/2028 - 10/01/2034	510,000	649,986
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027 (G)	3,160,000	2,875,600
AGM,
5.00%, 06/01/2021	65,000	66,019
Series A,
3.38%, 09/01/2028	10,040,000	10,080,361
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	14,330,000	17,175,425
Parish of St. John the Baptist, Revenue Bonds
Fixed until 07/01/2024, 2.10% (D), 06/01/2037	1,220,000	1,254,965
Fixed until 07/01/2026, 2.20% (D), 06/01/2037	4,210,000	4,371,580
Series B-2,
Fixed until 07/01/2026, 2.38% (D), 06/01/2037	3,500,000	3,666,110
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds
Series A,
5.00%, 07/01/2034 - 07/01/2048	8,750,000	10,854,270

		71,123,104

Maine - 0.4%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	751,226

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	$ 350,000	$ 432,040
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	35,000	43,204
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	410,000	445,584
2.90%, 11/15/2029	880,000	956,542
3.15%, 11/15/2039	520,000	577,793
3.35%, 11/15/2044	130,000	142,735
Series C,
2.35%, 11/15/2027	245,000	259,470
2.50%, 11/15/2028	550,000	584,661
2.75%, 11/15/2031	2,120,000	2,240,119
Series D-1,
2.50%, 11/15/2026	435,000	475,746
2.65%, 11/15/2027	555,000	606,343
2.80%, 11/15/2028	570,000	622,394
2.95%, 11/15/2029	350,000	382,848

		8,520,705

Maryland - 0.5%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	56,461
City of Rockville, Revenue Bonds
Series A-1,
5.00%, 11/01/2021 - 11/01/2023	550,000	570,210
Series A-2,
2.25%, 11/01/2022	250,000	247,415
5.00%, 11/01/2023	345,000	363,609
Maryland Community Development Administration
0.05%, 03/01/2041	3,985,000	3,985,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
4.00%, 07/01/2045 - 07/01/2050	750,000	864,645
5.00%, 07/01/2021	35,000	35,666
Series A,
5.00%, 05/15/2045	5,810,000	6,971,651

		13,094,657

Massachusetts - 1.5%
City of Worcester
2.00%, 02/01/2022	25,000,000	25,467,000
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	53,755
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	337,529
4.38%, 10/01/2029	300,000	321,549
Massachusetts Bay Transportation Authority, Revenue Bonds,
0.05% (D), 03/01/2030	630,000	630,000
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	284,023
Series C, AGM,
4.00%, 10/01/2045	1,225,000	1,433,617

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds
2.10%, 12/01/2035	$ 1,630,000	$ 1,682,535
Series 178,
3.70%, 12/01/2033	330,000	357,162
Series 183,
2.80%, 06/01/2031	1,575,000	1,672,461
Series 187, FNMA,
2.65%, 12/01/2027	740,000	802,204
2.80%, 06/01/2028 - 12/01/2028	2,915,000	3,165,517
Series C,
2.40%, 12/01/2025	210,000	228,083
2.60%, 12/01/2026	150,000	164,069
2.70%, 06/01/2027	150,000	164,859
2.85%, 06/01/2028	160,000	175,230
2.90%, 12/01/2028	125,000	136,878

		37,076,471

Michigan - 3.9%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	122,960
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	910,000	1,085,873
City of Detroit Sewage Disposal System Revenue, Revenue Bonds,
Series A, AGM,
5.25%, 07/01/2024	50,000	58,113
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	24,109
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	149,759
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	3,001,103
Eastern Michigan University, Revenue Bonds,
BAM-TCRS,
4.00%, 03/01/2047	3,110,000	3,539,926
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	715,661
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	92,413
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	805,000	803,615
Grand Rapids Public Schools, General Obligation Unlimited
AGM,
5.00%, 05/01/2030 - 11/01/2039	1,680,000	2,111,900
Grand Traverse County Hospital Finance Authority, Revenue Bonds,
0.03% (D), 07/01/2041	1,000,000	1,000,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	$ 2,725,000	$ 3,275,532
Meridian Economic Development Corp., Revenue Bonds,
Series A,
3.25%, 07/01/2021	605,000	602,901
Michigan Finance Authority, Revenue Bonds
5.00%, 05/15/2054	38,760,000	44,862,762
Series A,
4.00%, 11/15/2050	450,000	519,106
Series C,
5.25%, 10/01/2043	20,000	22,452
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
Fixed until 04/01/2021, 1.90% (D), 11/15/2047	120,000	120,346
Fixed until 03/15/2023, 2.40% (D), 11/15/2047	780,000	814,570
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	2,835,000	3,138,770
Series D,
3.65%, 10/01/2032	2,700,000	2,775,843
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,786,950
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030	400,000	461,388
Series A,
4.00%, 05/01/2025	130,000	149,027
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,383,200
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	460,230
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	54,021
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	6,098,480
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	821,674
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2024	5,450,000	6,272,601
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	310,570
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,367,624

		96,003,479

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 2.5%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	$ 1,000,000	$ 1,025,920
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	245,000	257,120
4.40%, 07/01/2025	110,000	116,405
City of Minneapolis, Revenue Bonds
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,225,000	26,851,577
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,256,350
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	170,000
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,455,000	2,536,778
4.00%, 02/01/2030	500,000	528,615
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,782,838
County of Hennepin, General Obligation Unlimited,
Series B,
0.04% (D), 12/01/2041	4,175,000	4,175,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	1,205,000	1,462,216
Series B,
4.25%, 04/01/2025	125,000	129,123
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	112,508
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035	5,165,000	5,482,699
2.63%, 01/01/2040	6,485,000	6,846,279
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	50,000	53,283
2.95%, 07/01/2025	35,000	37,604
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	1,960,000	2,119,250
Series F,
2.90%, 01/01/2026	100,000	107,681
2.95%, 07/01/2026	120,000	129,142
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	1,000,000	1,048,600
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	716,357

		60,945,345

Mississippi - 1.0%
Mississippi Development Bank, Revenue Bonds
AGM,
6.88%, 12/01/2040	3,160,000	3,636,781
AGM-CR,
5.25%, 02/01/2049	7,440,000	9,389,280
BAM,
4.00%, 07/01/2050	3,770,000	4,465,640
Series A,
5.00%, 03/01/2022	650,000	652,353

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	$ 695,000	$ 735,449
2.35%, 06/01/2025	320,000	342,138
2.45%, 12/01/2025	520,000	562,136
2.70%, 12/01/2026	405,000	446,488
2.75%, 06/01/2027	150,000	165,282
2.80%, 12/01/2027	75,000	82,829
2.85%, 06/01/2028	170,000	187,192
2.95%, 12/01/2028	535,000	589,559
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	88,003
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,582,908

		24,926,038

Missouri - 1.0%
Belton School District No. 124, Certificate of Participation,
AGM,
5.00%, 01/15/2044	700,000	797,531
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2021	350,000	351,641
4.00%, 11/01/2022	350,000	358,305
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	100,348
City of St. Louis Industrial Development Authority, Tax Allocation,
3.75%, 11/01/2027	245,000	250,094
Health & Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 02/15/2049	500,000	572,335
5.00%, 02/01/2029	2,145,000	2,430,499
Kansas City Industrial Development Authority, Revenue Bonds,
5.00%, 03/01/2033	4,690,000	6,233,010
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2036 - 06/01/2037	565,000	641,508
5.00%, 06/01/2027	870,000	1,086,004
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 06/01/2053	5,000,000	5,774,100
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,299
2.55%, 11/01/2029	330,000	349,582
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	296,422
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	191,682

Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	$ 4,160,000	$ 5,043,782
St. Louis Municipal Library District, Certificate of Participation,
BAM,
4.00%, 03/15/2048	1,000,000	1,139,780

		25,621,922

Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	717,088
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,687,424

		2,404,512

Nebraska - 0.3%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	580,000	815,080
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	2,071,863
Omaha Public Power District, Revenue Bonds,
Series A,
5.00%, 02/01/2034	3,850,000	4,468,772

		7,355,715

Nevada - 0.2%
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (D), 03/01/2036	1,200,000	1,241,844
Henderson Local Improvement District, Special Assessment
2.00%, 09/01/2023	345,000	355,360
2.25%, 09/01/2024	530,000	555,530
2.38%, 03/01/2021 - 03/01/2022	1,150,000	1,168,105
2.50%, 03/01/2023 - 09/01/2025	1,315,000	1,378,507
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	53,268

		4,752,614

New Jersey - 7.0%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	230,000	260,953
Series A,
5.00%, 01/15/2029	10,000	11,689
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	1,075,356
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	81,284

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	$ 745,000	$ 804,488
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	249,962
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,347,942
Cumberland County Improvement Authority, Revenue Bonds
BAM,
5.00%, 12/15/2023 - 12/15/2024	845,000	987,419
Essex County Improvement Authority, Revenue Bonds
4.00%, 11/01/2045	3,475,000	3,965,913
Series A,
5.00%, 12/01/2035 (H) (I)	535,000	374,500
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	5,050,000	6,337,851
Series C, AGM,
5.25%, 11/01/2021	45,000	46,665
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030	150,000	169,566
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,658,720
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,126
Series A, BAM,
5.00%, 06/15/2028	640,000	777,568
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 06/15/2042 - 11/01/2044	12,000,000	14,677,060
Series A,
3.50%, 09/01/2022 (A) (B)	80,000	80,862
4.25%, 09/01/2027 (A)	200,000	212,784
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,830,169
5.00%, 09/01/2037 (A)	750,000	803,295
Series A, BAM,
3.13%, 07/01/2031	2,510,000	2,705,152
5.00%, 06/15/2021 - 07/01/2028	12,935,000	14,949,168
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	19,944,724
Series B,
4.25%, 09/01/2022 (A) (B)	95,000	94,966
Series C,
4.00%, 06/15/2025	1,825,000	2,082,945
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,383,168
Series DDD,
5.00%, 06/15/2024	2,000,000	2,295,000
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,950,000	8,632,827
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,668,219
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,043,927
Series WW,
5.25%, 06/15/2040	1,095,000	1,263,838

Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 07/01/2050	$ 1,000,000	$ 1,122,920
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,810,187
Series H, AGM,
5.00%, 07/01/2026	610,000	719,904
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	70,000	74,775
Series A, AGM,
5.00%, 07/01/2046	110,000	125,918
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	4,930,000	5,187,149
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,120,000	2,280,463
2.85%, 11/01/2025	1,830,000	2,019,094
Series B,
2.00%, 05/01/2021	4,490,000	4,508,409
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,366,670
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,250,000	3,563,527
Series C, AGM,
Zero Coupon, 12/15/2029	5,190,000	4,642,040
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,650,000	2,424,909
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	18,805
Parking Authority of the City of Trenton, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,720,000	1,933,378
State of New Jersey, General Obligation Unlimited
3.00%, 06/01/2032	2,000,000	2,305,600
4.00%, 06/01/2031 - 06/01/2032	4,610,000	5,821,459
5.00%, 06/01/2028	5,000,000	6,444,150
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	27,737
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	565,000	614,991

		170,875,191

New Mexico - 0.1%
City of Farmington, Revenue Bonds,
Fixed until 06/01/2022, 2.13% (D), 06/01/2040	1,450,000	1,481,480

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
New Mexico Mortgage Finance Authority, Revenue Bonds,
Series A-1,
1.65%, 09/01/2021	$ 5,000	$ 5,035
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	825,000	953,510

		2,440,025

New York - 4.6%
Brookhaven Local Development Corp., Revenue Bonds,
4.00%, 11/01/2045	1,000,000	1,061,890
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,665,000	2,975,659
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	478,796
Series A,
3.88%, 08/01/2027	2,545,000	2,738,471
5.00%, 08/01/2037	1,320,000	1,483,086
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	455,000	546,318
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	108,246
City of New York, General Obligation Unlimited,
Series H-6,
0.04% (D), 03/01/2034	940,000	940,000
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	67,287
County of Suffolk, General Obligation Limited
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	15,710,000	18,832,364
5.00%, 10/15/2023	115,000	129,226
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	505,000	564,715
East Ramapo Central School District, General Obligation Unlimited
AGM,
5.00%, 03/15/2039 - 03/15/2047	9,375,000	11,339,428
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	386,718
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	674,610
2.50%, 08/01/2028	1,145,000	1,244,741
Metropolitan Transportation Authority, Revenue Bonds
Series C, AGM-CR,
5.00%, 11/15/2038	5,000,000	6,313,300
Series D-1, BAM,
5.00%, 11/15/2033	14,250,000	16,506,630

Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	$ 2,000,000	$ 2,059,900
New York City Housing Development Corp., Revenue Bonds
Series A, AGM,
4.10%, 07/01/2042	25,000	25,563
Series C-1,
2.25%, 05/01/2026	510,000	540,284
2.30%, 11/01/2026	925,000	981,499
2.40%, 05/01/2027	850,000	901,535
2.45%, 11/01/2027	190,000	201,463
2.55%, 05/01/2028	320,000	339,907
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (D), 11/01/2045	4,950,000	5,412,033
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2045	2,500,000	2,961,650
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	181,903
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/01/2034 - 07/01/2046	2,635,000	3,100,485
Series A,
5.00%, 10/01/2033 - 07/01/2035	515,000	615,291
Series A, AGM,
5.00%, 10/01/2034	335,000	427,443
Series C,
0.04% (D), 07/01/2031	800,000	800,000
New York State Environmental Facilities Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2021	715,000	727,963
New York State Thruway Authority, Revenue Bonds
Series A,
5.00%, 01/01/2051	175,000	203,873
Series B,
4.00%, 01/01/2050	9,750,000	11,321,602
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	140,000	140,221
Niskayuna Central School District, General Obligation Unlimited,
4.00%, 04/15/2021	1,725,000	1,738,783
Oneida County Local Development Corp. Revenue, Revenue Bonds,
4.00%, 12/01/2049	3,000,000	3,425,070
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	2,160,000	2,682,158
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	116,651
Series 197,
1.90%, 04/01/2025	925,000	971,278
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,230,000	1,338,338
2.75%, 03/15/2031 - 03/15/2033	2,865,000	3,129,894

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	$ 1,035,000	$ 1,149,906
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	160,996
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	675,000	793,584
Windsor Central School District, General Obligation Unlimited
3.00%, 06/15/2030 - 06/15/2031	285,000	309,652

		113,150,410

North Carolina - 0.8%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	26,008
City of Raleigh Combined Enterprise System Revenue, Revenue Bonds,
Series B,
0.05% (D), 03/01/2035	1,750,000	1,750,000
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	15,000	15,478
Series 38-B,
2.38%, 01/01/2025	1,945,000	2,083,698
2.45%, 07/01/2025	1,150,000	1,245,324
2.65%, 01/01/2026	1,000,000	1,091,910
2.80%, 01/01/2027	75,000	83,405
North Carolina Medical Care Commission, Revenue Bonds
2.30%, 09/01/2025	1,250,000	1,260,862
5.00%, 01/01/2038	620,000	693,321
Series A,
5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,801,852
Series B-1,
2.55%, 09/01/2026	1,575,000	1,587,663
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2035	995,000	1,250,974
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,445,000	4,095,311

		19,985,806

North Dakota - 0.2%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,097,133
County of Burleigh, Revenue Bonds,
3.60%, 05/01/2024	285,000	287,776
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	949,335
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	27,152

Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
Jamestown Park District, Revenue Bonds
Series A,
4.00%, 07/01/2026 - 07/01/2027	$ 1,135,000	$ 1,250,361
North Dakota Housing Finance Agency, Revenue Bonds
Series A,
2.80%, 07/01/2023	55,000	57,872
Series C,
2.55%, 01/01/2028	775,000	825,762

		4,495,391

Ohio - 2.1%
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2027 - 12/01/2036	520,000	578,781
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1,
4.00%, 06/01/2048	2,000,000	2,322,260
Series B-2, Class 2,
5.00%, 06/01/2055	20,730,000	24,155,011
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,750,000	1,800,557
Cleveland Heights & University Heights City School District, General Obligation Unlimited
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,304,069
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2021 - 11/15/2023	520,000	529,678
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2021 - 05/15/2023	1,175,000	1,187,559
Conotton Valley Union Local School District, Certificate of Participation
MAC,
4.00%, 12/01/2035 - 12/01/2037	590,000	657,664
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	82,995
County of Lucas, Revenue Bonds,
Series D,
5.00%, 11/15/2023	810,000	831,627
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	330,000	354,146
County of Warren, Revenue Bonds
5.00%, 07/01/2023	250,000	274,688
Series A,
4.00%, 07/01/2045	250,000	278,447
Dayton City School District, Certificate of Participation,
4.00%, 12/01/2026	445,000	524,486
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	297,664
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	600,000	697,926

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Indian Creek Local School District, General Obligation Unlimited,
Series B, BAM,
5.00%, 11/01/2055	$ 200,000	$ 242,650
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	2,000,000	2,347,960
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	1,595,000	1,722,871
3.40%, 09/01/2037	3,175,000	3,454,082
Ohio State University, Revenue Bonds,
Series E,
0.03% (D), 06/01/2035	505,000	505,000
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,040,000	1,178,320
State of Ohio, Revenue Bonds
4.00%, 11/15/2036 - 11/15/2040	3,245,000	3,642,320
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2032	570,000	603,490
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	171,862
University of Toledo, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 06/01/2030	380,000	497,473
Warrensville Heights City School District, General Obligation Unlimited,
Series A, BAM,
5.25%, 12/01/2055	1,000,000	1,192,610
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	163,390

		51,599,586

Oklahoma - 0.4%
Caddo County Governmental Building Authority, Revenue Bonds,
5.00%, 09/01/2027	435,000	520,203
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	49,437
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,633,112
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028	85,000	91,269
4.00%, 12/01/2023	875,000	956,113
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,525,390
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	142,032
3.38%, 12/01/2024	135,000	145,020

Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	$ 1,710,000	$ 1,834,591
Oklahoma Water Resources Board, Revenue Bonds,
Series B,
4.75%, 04/01/2039	55,000	55,422

		9,952,589

Oregon - 0.9%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	255,000	303,198
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	820,000	868,257
Medford Hospital Facilities Authority, Revenue Bonds,
Series A, AGM,
4.00%, 08/15/2040	4,165,000	5,038,775
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021 - 10/01/2040	1,190,000	1,397,918
5.50%, 06/15/2035 (A)	750,000	797,745
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
2.45%, 07/01/2034	3,360,000	3,544,397
2.65%, 07/01/2039	7,650,000	8,103,645
Series D,
2.30%, 01/01/2026	675,000	720,603
2.45%, 01/01/2027	1,040,000	1,124,344
Warm Springs Reservation Confederated Tribe, Revenue Bonds
Series B,
5.00%, 11/01/2034 - 11/01/2036 (A)	600,000	731,311

		22,630,193

Pennsylvania - 5.2%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	295,000	343,634
5.00%, 12/01/2024	30,000	35,405
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,295,000	5,653,207
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	160,000	190,779
Beaver County Economic Development Authority, Revenue Bonds
BAM,
4.00%, 11/15/2035 - 11/15/2036	4,000,000	4,569,000
Borough of Monaca, General Obligation Unlimited,
Series C, BAM,
4.00%, 11/15/2050	500,000	553,310

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2045	$ 750,000	$ 866,888
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	88,261
Bucks County Industrial Development Authority, Revenue Bonds
4.00%, 08/15/2050	6,110,000	6,844,239
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,209,947
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	115,000	134,088
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	103,804
City of Allentown, General Obligation Unlimited,
BAM,
4.00%, 10/01/2045	65,000	75,962
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	675,000	697,673
Coatesville School District, General Obligation Limited
Series A, BAM,
Zero Coupon, 10/01/2037 - 10/01/2038	1,500,000	819,445
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,481,247
County of Lackawanna, General Obligation Unlimited
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	8,144,925
Cumberland County Municipal Authority, Revenue Bonds
3.00%, 01/01/2022	805,000	810,055
5.00%, 01/01/2029	1,000,000	1,115,270
Delaware County Authority, Revenue Bonds
4.00%, 10/01/2021 - 10/01/2022	370,000	378,536
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	350,000	454,755
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	2,041,606
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2026	180,000	201,412
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	264,413
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,169,745

Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	$ 735,000	$ 867,704
Mountaintop Area Joint Sanitary Authority Sewer Revenue, Revenue Bonds,
4.00%, 12/15/2046	2,510,000	2,887,404
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	12,048
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	2,475,000	2,804,076
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	206,957
Series A, BAM,
5.00%, 11/15/2025	110,000	132,524
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	105,000	115,775
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2049	1,295,000	1,507,445
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	620,000	629,895
Series 121,
2.20%, 04/01/2026	2,155,000	2,291,368
2.25%, 10/01/2026	1,275,000	1,355,044
2.35%, 04/01/2027	3,505,000	3,731,458
Series 124B,
2.30%, 04/01/2026	1,365,000	1,467,334
2.40%, 10/01/2026	745,000	807,714
2.45%, 04/01/2027	1,600,000	1,733,776
2.55%, 10/01/2027	1,450,000	1,578,760
2.65%, 04/01/2028	1,700,000	1,845,265
2.75%, 10/01/2028	1,580,000	1,723,638
Series 129,
2.20%, 04/01/2027	670,000	718,729
2.25%, 10/01/2027	660,000	711,440
2.35%, 04/01/2028	1,405,000	1,521,615
2.40%, 10/01/2028	1,135,000	1,235,266
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,823,543
2.55%, 04/01/2030	1,280,000	1,386,995
2.60%, 10/01/2030	1,395,000	1,508,176
Pennsylvania Turnpike Commission, Revenue Bonds
Series A,
5.00%, 12/01/2044	10,055,000	12,453,017
Series A, AGM,
4.00%, 12/01/2049	11,725,000	13,797,394
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,320,000	1,632,531
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,527,504
Series C,
5.00%, 12/01/2044	500,000	573,240
Series E,
6.38%, 12/01/2038 (E)	485,000	648,542
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	300,000	334,070
5.00%, 08/01/2024	150,000	172,596

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	$ 2,040,000	$ 2,414,781
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	188,972
AGM,
5.00%, 10/01/2023	125,000	140,351
Series A, AGM,
5.00%, 09/15/2021 - 06/01/2032	2,590,000	3,017,751
Upper Dublin School District, General Obligation Limited
4.00%, 05/15/2037 - 05/15/2044	1,845,000	2,027,683
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,719,688
5.00%, 04/15/2059	2,025,000	2,505,654

		128,005,329

Puerto Rico - 1.0%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	125,706
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.13%, 07/01/2030	10,000	10,382
AGM-CR,
4.50%, 07/01/2023	100,000	100,501
Series A, AGC-ICC,
5.00%, 07/01/2023 - 07/01/2034	615,000	637,989
5.50%, 07/01/2029	140,000	166,375
Series A, AGM,
4.00%, 07/01/2022	470,000	486,506
5.00%, 07/01/2035	1,645,000	1,732,366
5.25%, 07/01/2024	255,000	262,844
6.00%, 07/01/2034	440,000	449,152
Series A-4, AGM,
5.00%, 07/01/2031	115,000	117,306
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	739,517
Series C, AGM,
5.75%, 07/01/2037	480,000	503,626
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,782,668
5.00%, 07/01/2027	535,000	554,453
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	621,333
5.00%, 07/01/2023	40,000	41,453
Series RR, AGC,
5.00%, 07/01/2028	345,000	357,741
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,397
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,179,905
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,930
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,053
5.00%, 07/01/2026	650,000	673,621

Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series UU, AGM,
4.00%, 07/01/2023	$ 120,000	$ 120,293
5.00%, 07/01/2021 - 07/01/2024	1,100,000	1,135,542
Series VV, AGM,
5.25%, 07/01/2027	80,000	93,347
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	31,108
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	189,717
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	405,072
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	325,000	393,347
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	193,294
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,711,024
Series E, AGM,
5.50%, 07/01/2023	115,000	125,490
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,214,566
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	315,446
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	405,152
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	109,175
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,686
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2021 - 08/01/2030	2,545,000	2,638,902
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	350,000	363,594
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	510,691
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	127,142
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	218,106

		24,097,518

Rhode Island - 1.0%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,630,000	17,676,838
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,409,256
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,740,778

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	$ 2,425,000	$ 2,834,600
AGM,
4.00%, 05/15/2024	55,000	61,169
Series C,
5.00%, 09/15/2027	180,000	220,219
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	130,000	150,630
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,140,000	1,331,969

		25,425,459

South Carolina - 0.3%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	385,000	436,428
Piedmont Municipal Power Agency, Revenue Bonds,
Series C, AGC,
5.75%, 01/01/2034	200,000	203,672
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds,
Series B, BAM,
5.00%, 12/01/2024	125,000	147,260
South Carolina Association of Governmental Organizations, Certificate of Participation,
Series C,
2.00%, 03/01/2021	410,000	410,639
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	2,400,000	2,534,496
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	125,000	129,644
Spartanburg Regional Health Services District, Revenue Bonds
Series A, AGM,
4.00%, 04/15/2036 - 04/15/2045	2,545,000	2,965,787

		6,827,926

South Dakota - 0.4%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	465,000	493,309
2.30%, 05/01/2025	250,000	266,473
2.45%, 11/01/2025	240,000	260,316
2.55%, 05/01/2026	1,360,000	1,483,951
2.65%, 11/01/2026	130,000	143,228
2.75%, 05/01/2027	970,000	1,070,841
2.80%, 11/01/2027	1,330,000	1,467,628
2.85%, 05/01/2028	1,210,000	1,331,266
2.95%, 11/01/2028	440,000	484,466
Series C,
2.00%, 05/01/2023	20,000	20,682
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	953,921
2.70%, 05/01/2028	390,000	433,430
2.75%, 11/01/2028	1,425,000	1,583,417

		9,992,928

Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee - 1.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	$ 675,000	$ 754,191
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	183,952
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	3,005,000	3,269,079
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	120,671
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	273,647
2.75%, 01/01/2025	40,000	43,222
2.80%, 07/01/2025	280,000	304,534
2.95%, 01/01/2026	45,000	49,832
3.00%, 01/01/2031	435,000	473,041
Series 2B,
2.30%, 01/01/2022	285,000	289,697
2.55%, 01/01/2028	340,000	363,280
2.70%, 07/01/2024	195,000	207,147
Series B2,
2.05%, 01/01/2024	890,000	926,454
2.15%, 07/01/2024	265,000	278,446
2.25%, 01/01/2025	1,000,000	1,059,280
2.40%, 07/01/2025	2,000,000	2,140,600
2.55%, 01/01/2026	120,000	130,148
2.60%, 07/01/2026	800,000	871,976
2.80%, 07/01/2027	2,270,000	2,483,698
2.85%, 01/01/2028	3,205,000	3,496,495
2.95%, 07/01/2028	2,655,000	2,905,818
3.00%, 01/01/2029	2,750,000	2,997,280
3.05%, 07/01/2029	3,100,000	3,377,481
3.15%, 01/01/2030	2,820,000	3,078,453

		30,078,422

Texas - 4.6%
Allen Independent School District, General Obligation Unlimited,
5.00%, 02/15/2021	650,000	651,157
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds,
5.00%, 12/01/2022	2,115,000	2,254,294
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	430,000	491,494
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	535,000	546,267
Central Texas Regional Mobility Authority, Revenue Bonds,
5.00%, 01/01/2045	2,500,000	3,137,650
Central Texas Turnpike System, Revenue Bonds,
Series A, AGM-CR,
5.00%, 08/15/2041	125,000	134,379
City of Arlington, General Obligation Limited,
4.00%, 08/15/2021	555,000	566,627

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Arlington, Special Tax Revenue
Series C, BAM,
5.00%, 02/15/2045	$ 145,000	$ 145,467
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	35,934
City of Dallas, General Obligation Limited,
5.00%, 02/15/2021	635,000	636,137
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	345,000	346,308
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	97,078
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	27,452
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	830,110
County of Kaufman, General Obligation Limited,
Series A,
4.00%, 02/15/2045	250,000	291,930
County of Titus, General Obligation Unlimited,
AGM,
5.00%, 03/01/2021	1,290,000	1,295,095
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2021 - 04/01/2024 (A)	5,040,000	5,225,832
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	44,596
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	84,242
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	160,310
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	411,352
Fort Bend County Municipal Utility District No. 58, General Obligation Unlimited,
4.00%, 04/01/2040	300,000	301,407
Frisco Independent School District, General Obligation Unlimited,
PSF-GTD,
3.00%, 02/15/2021	400,000	400,424
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	28,222
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,890
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	289,764

Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
MAC,
3.00%, 09/01/2021	$ 100,000	$ 101,512
Harris County Toll Road Authority, Revenue Bonds,
5.00%, 08/15/2021	1,390,000	1,426,960
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2024	400,000	369,125
Series A, AGM,
5.00%, 11/15/2027	1,135,000	1,308,269
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	340,000	392,795
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	570,000	581,805
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	156,699
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	304,106
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	400,000	410,072
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021 - 01/01/2024	675,000	674,684
4.00%, 07/01/2023 - 07/01/2028	2,355,000	2,410,249
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,152,932
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,130,000	2,030,021
5.00%, 07/01/2031 - 07/01/2046	1,815,000	1,848,656
Series B,
4.00%, 07/01/2021 - 07/01/2023	1,815,000	1,778,161
Series B1, AGM,
5.00%, 07/01/2058	625,000	722,844
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	96,608
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (D), 08/01/2040	5,385,000	5,416,287
North Texas Tollway Authority, Revenue Bonds,
AGC,
6.20%, 01/01/2042 (E)	715,000	857,914
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	70,000	76,792
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	466,372

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation
BAM,
4.00%, 09/01/2036 - 09/01/2037	$ 2,450,000	$ 2,840,006
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	410,000	440,512
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,422,380
State of Texas, Revenue Bonds,
4.00%, 08/26/2021	55,030,000	56,261,021
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
0.03% (D), 07/01/2047	2,200,000	2,200,000
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	150,000	167,149
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	471,622
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	104,964
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	40,070
Viridian Municipal Management District, General Obligation Unlimited
BAM,
4.00%, 12/01/2026	610,000	685,487
6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,546,753
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	565,423

		112,513,668

U.S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (B)	100,000	106,443

Utah - 0.3%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	1,860,000	1,998,440
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	999,296
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	964,448
4.25%, 04/15/2034	120,000	128,705
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,197,913
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,250,572

		6,539,374

Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.4%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2035	$ 290,000	$ 368,204
Series A, AGM,
5.00%, 11/01/2032	540,000	586,078
City of Burlington Waterworks System Revenue, Revenue Bonds,
5.00%, 11/01/2034	125,000	158,978
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,440,444
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	895,000	967,611
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	270,000	300,248
2.90%, 05/01/2029	225,000	246,546
3.15%, 05/01/2033	1,540,000	1,669,761
Vermont Municipal Bond Bank, Revenue Bonds,
Series A,
4.00%, 10/01/2040	500,000	597,530
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2021	200,000	202,982
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,643,748

		10,182,130

Virginia - 0.7%
City of Norfolk, General Obligation Unlimited,
0.05% (D), 08/01/2037	5,450,000	5,450,000
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	491,600
Loudoun County Economic Development Authority, Revenue Bonds
Zero Coupon, 07/01/2049	8,740,000	3,757,676
0.05% (D), 10/01/2039	825,000	825,000
Series D,
0.05% (D), 02/15/2038	2,030,000	2,030,000
Virginia College Building Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2021	620,000	620,000
Virginia Housing Development Authority, Revenue Bonds
Series E,
2.45%, 12/01/2027	830,000	904,152
2.60%, 12/01/2028	800,000	871,976
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036	1,900,000	2,279,829

		17,230,233

Washington - 0.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	55,444

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	$ 930,000	$ 1,148,950
Washington Health Care Facilities Authority, Revenue Bonds
0.04% (D), 10/01/2042	600,000	600,000
Series A,
4.00%, 08/15/2046	100,000	103,155
Series B,
5.00%, 10/01/2026	85,000	106,100
Series C,
5.00%, 10/01/2044	5,000,000	5,739,450
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	120,000	120,133
3.70%, 07/01/2023 (A)	130,000	132,555
5.00%, 07/01/2033 (A)	375,000	409,905
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	96,227
2.35%, 06/01/2026	175,000	189,278
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	822,580
2.30%, 12/01/2024	595,000	633,038
2.40%, 06/01/2025	810,000	871,358
2.45%, 12/01/2025	565,000	612,183
2.65%, 12/01/2026	620,000	685,472
2.70%, 06/01/2027	785,000	874,341
2.75%, 12/01/2027	805,000	896,182
2.80%, 06/01/2028	925,000	1,029,479
2.85%, 12/01/2028	640,000	712,154
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	664,331

		16,502,315

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,091,047
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (D), 12/01/2042	875,000	902,309
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,500,000	1,659,705

		3,653,061

Wisconsin - 0.9%
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	218,008
Public Finance Authority, Revenue Bonds
3.00%, 04/01/2025 (A)	400,000	410,504
4.00%, 09/01/2029 (A)	850,000	961,664
Series A,
4.00%, 01/01/2045	1,500,000	1,720,215
5.00%, 06/01/2027 - 07/01/2038	725,000	854,774
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,810,182
5.00%, 07/01/2036 - 07/01/2054	1,225,000	1,489,147
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	720,000	723,679
5.00%, 08/15/2022 - 08/01/2039	3,325,000	3,723,395

Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (continued)
Class B,
4.25%, 07/01/2033	$ 1,250,000	$ 1,267,475
5.00%, 07/01/2053	1,000,000	1,031,020
Series A,
5.25%, 10/15/2039	15,000	15,382
Series A-1,
5.00%, 07/01/2038	3,470,000	3,813,287
Series B-4,
Fixed until 06/01/2021, 5.00% (D), 11/15/2043	105,000	106,685
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A,
0.05% (D), 05/01/2042	800,000	800,000
Series B, FNMA,
3.15%, 09/01/2030	1,625,000	1,628,949

		21,574,366

Wyoming - 0.6%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series A,
4.00%, 06/15/2026 - 06/15/2035	8,385,000	9,442,140
Wyoming Community Development Authority, Revenue Bonds
Series 1,
2.30%, 12/01/2031	305,000	323,779
Series 2,
2.95%, 06/01/2033	3,860,000	4,076,700

		13,842,619

Total Municipal Government Obligations (Cost $2,140,206,979)		2,257,357,603

U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
0.88%, 11/15/2030	25,000,000	24,496,094

Total U.S. Government Obligation (Cost $24,502,121)		24,496,094

REPURCHASE AGREEMENT - 6.6%
Fixed Income Clearing Corp., 0.00% (J), dated 01/29/2021, to be repurchased at $161,845,425 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63% , due 02/28/2023, and with a value of $165,082,379.	161,845,425	161,845,425

Total Repurchase Agreement (Cost $161,845,425)		161,845,425

Total Investments (Cost $2,326,554,525)		2,443,699,122
Net Other Assets (Liabilities) - 0.2%		3,765,415

Net Assets - 100.0%		$ 2,447,464,537

Transamerica Funds	Page 27

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$2,257,357,603	$—	$2,257,357,603
U.S. Government Obligation	—	24,496,094	—	24,496,094
Repurchase Agreement	—	161,845,425	—	161,845,425

Total Investments	$—	$2,443,699,122	$—	$2,443,699,122

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $36,930,226, representing 1.5% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$3,998,089	$4,095,670	0.2%
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	393,232	421,971	0.0	(F)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	79,968	80,862	0.0	(F)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	94,834	94,966	0.0	(F)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020	106,456	106,443	0.0	(F)

Total			$4,672,579	$4,799,912	0.2%

(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the total value of such securities is $2,875,600, representing 0.1% of the Fund’s net assets.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the value of this security is $374,500, representing less than 0.1% of the Fund’s net assets.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at January 31, 2021.
(K)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.

Transamerica Funds	Page 28

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS (continued):

AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 29

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 30